Leases - Supplemental Cash Flow Information Relating to Operating Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Cash payments for operating leases	$ 13,992	$ 14,067
Right-of-use assets obtained in exchange for operating lease liabilities		$ 50,611